Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details) - Level 3	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021 $ / shares	Dec. 31, 2021 USD ($)	Jan. 28, 2021 USD ($) $ / shares
Dividend rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	0	0
Exercise price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	11.50	11.50	11.50		11.50
Stock Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	9.83	9.74	9.74		9.79
Option term (in years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	4.90	4.82		4.82	5.00
Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	2	12
Discount rate for lack of marketability		12			19
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	3.1	1.3
Discount rate for lack of marketability		1.3			0.7